AQUILA TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
December 31, 2019
(unaudited)

Amount	General Obligation Bonds (11.2%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City and County (2.7%)

	Carson City, Nevada
$1,000,000	5.000%, 05/01/28	A1/AA-/NR	$1,174,430

	Clark County, Nevada, Refunding
1,000,000	3.000%, 06/01/38 Series 2019	Aa1/AA+/NR	1,031,960

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA+/NR	1,115,120
750,000	5.000%, 06/01/30 Series 2014	Aa2/AA+/NR	862,208
750,000	5.000%, 06/01/35 Series 2014	Aa2/AA+/NR	855,330

	Miami Gardens, Florida
1,000,000	5.000%, 07/01/29	A1/A+/NR	1,148,450

	North Las Vegas, Nevada Limited Tax
1,000,000	5.000%, 06/01/31 Series 2018 AGMC Insured	A2/AA/NR	1,232,680

	Port of Olympia, Washington Limited Tax
1,385,000	5.000%, 12/01/31 AMT Series B	Aa2/NR/NR	1,693,024

	Reedy Creek, Florida Improvement District
1,000,000	5.250%, 06/01/29 Series A	Aa3/AA-/AA-	1,128,030

	Reno, Nevada Capital Improvement Refunding
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,116,180

	Total City and County		11,357,412

	Healthcare (0.5%)

	King County, Washington Public Hospital District No. 001, Refunding, Valley Medical Center
1,000,000	5.000%, 12/01/28	A2/NR/NR	1,256,320

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A/NR	1,035,280

	Total Healthcare		2,291,600

	Local Public Property (0.3%)

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/35 Series A	Aa3/AA/NR	1,178,600

	Public Schools (5.3%)

	Alvin, Texas Independent School District
1,000,000	4.000%, 02/15/34 PSF Guaranteed	Aaa/NR/AAA	1,143,030

	Clark County, Nevada School District Limited Tax
2,000,000	5.000%, 06/15/29 Series B	A1/A+/NR	2,510,260
1,000,000	5.000%, 06/15/35 Series B	A1/A+/NR	1,224,900
1,500,000	3.000%, 06/15/37 Series B AGMC Insured	A1/AA/NR	1,543,650
1,645,000	5.000%, 06/15/28 Series D	A1/A+/NR	1,957,879
2,000,000	4.000%, 06/15/30 Series D	A1/A+/NR	2,226,120

	Lewis County, Washington School District No. 302 Chehalis (School Board Guaranty Program)
1,000,000	5.000%, 12/01/34	Aaa/NR/NR	1,167,460

	Lewis & Thurston Counties, Washington School District No. 401 Centalia (School Board Guaranty Program)
1,230,000	5.000%, 12/01/35	Aaa/NR/NR	1,479,973

	Washington County, Utah School District (School Board Guaranty Program)
2,880,000	5.000%, 03/01/30 Series B	Aaa/NR/AAA	3,560,890
3,020,000	5.000%, 03/01/31 Series B	Aaa/NR/AAA	3,706,808

	Weatherford, Texas Independent School District Unlimited Tax Refunding
365,000	zero coupon, 02/15/23 Series 2019 PSF Guaranteed	Aaa/NR/NR	349,630
530,000	zero coupon, 02/15/28 Series 2019 PSF Guaranteed	Aaa/NR/NR	458,657

	Wylie, Texas Independent School District Capital Appreciation
1,000,000	zero coupon, 08/15/32 PSF Guaranteed	Aaa/NR/NR	685,780

	Total Public Schools		22,015,037

	State (1.7%)

	Alaska State Municipal Bond Bank
540,000	5.000%, 02/01/30 AMT	NR/AA-/A+	649,177
565,000	5.000%, 02/01/31 AMT	NR/AA-/A+	675,955
590,000	5.000%, 02/01/32 AMT	NR/AA-/A+	703,970

	Texas State Transportation Commission Mobility Fund
1,000,000	5.000%, 10/01/31 Series 2015A	Aaa/AAA/AAA	1,190,370

	Texas State Water Financial Assistance
1,000,000	5.000%, 08/01/30 Series E	Aaa/AAA/AAA	1,187,440

	Utah State
1,000,000	5.000%, 07/01/28	Aaa/AAA/AAA	1,257,280
1,000,000	5.000%, 07/01/29	Aaa/AAA/AAA	1,254,770

	Total State		6,918,962

	Water and Sewer (0.7%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AA+	800,488

	Las Vegas Valley, Nevada Water District Refunding
1,200,000	5.000%, 06/01/30 Series C	Aa1/AA+/NR	1,263,420

	Magna Water District, Utah
540,000	4.000%, 06/01/21	NR/AA/NR	562,405
490,000	4.000%, 06/01/22	NR/AA/NR	524,300

	Total Water and Sewer		3,150,613

	Total General Obligation Bonds		46,912,224

	Revenue Bonds (67.0%)

	Airport (6.0%)

	Brownsville, Texas Combination Tax and Airport, Certificates of Obligation
500,000	5.000%, 02/15/28 AMT Series 2018	Aa3/AA/NR	595,810

	Broward County, Florida Port Facilities
1,000,000	4.000%, 09/01/38 AMT Series B	A1/A/NR	1,117,700

	Houston, Texas Airport System Subordinate Lien Refunding
1,000,000	5.000%, 07/01/29 AMT Series C	A1/NR/A	1,243,330

	Metropolitan Washington District of Columbia Airport Authority System, Revenue Refunding
1,000,000	5.000%, 10/01/36 AMT Series A	Aa3/AA-/AA-	1,236,950

	Miami-Dade County, Florida Aviation Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,723,910

	Salt Lake City, Utah Airport Revenue, Salt Lake City International Airport
1,000,000	5.000%, 07/01/26 AMT Series A	A2/A+/NR	1,204,240
3,750,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	4,594,575
1,000,000	5.000%, 07/01/27 AMT Series A	A2/A+/NR	1,225,220
1,000,000	5.000%, 07/01/28 AMT Series A	A2/A+/NR	1,243,420
1,000,000	5.000%, 07/01/29 AMT Series A	A2/A+/NR	1,235,370
2,100,000	5.000%, 07/01/30 AMT Series A	A2/A+/NR	2,534,910
1,240,000	5.000%, 07/01/30 Series B	A2/A+/NR	1,517,078
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	608,735
500,000	5.000%, 07/01/31 Series B	A2/A+/NR	623,905
1,525,000	5.000%, 07/01/37 Series B	A2/A+/NR	1,827,606

	Williston City, North Dakota Airport Revenue Infrastructure Sales Tax
2,365,000	4.000%, 11/01/28	NR/A+/NR	2,524,117

	Total Airport		25,056,876

	Charter Schools (8.7%)

	Utah State Charter School Finance Authority George Washington Academy
1,500,000	5.000%, 04/15/35 Series 2015	NR/AA/NR	1,668,930

	Utah State Charter School Finance Authority Good Foundations Academy
550,000	4.750%, 11/15/24 Series A 144A	NR/NR/NR*	550,308
1,655,000	5.550%, 11/15/34 Series A 144A	NR/NR/NR*	1,656,324
3,280,000	5.850%, 11/15/44 Series A 144A	NR/NR/NR*	3,282,624

	Utah State Charter School Finance Authority Hawthorn Academy Project
2,165,000	5.000%, 10/15/29 Series 2014	NR/AA/NR	2,472,841

	Utah State Charter School Finance Authority Lakeview Academy
1,300,000	5.000%, 10/15/35 Series 2015	NR/AA/NR	1,492,959

	Utah State Charter School Finance Authority Legacy Preparatory Academy
405,000	4.000%, 04/15/22	NR/AA/NR	427,154
440,000	4.000%, 04/15/24	NR/AA/NR	481,879
2,530,000	5.000%, 04/15/29	NR/AA/NR	2,894,244

	Utah State Charter School Finance Authority Monticello Academy (School Board Guaranty Program)
1,000,000	5.000%, 04/15/37 Series 2014	NR/AA/NR	1,109,050

	Utah State Charter School Finance Authority Ogden Preparatory Academy (School Board Guaranty Program)
475,000	4.000%, 10/15/22	NR/AA/NR	506,550
505,000	4.000%, 10/15/23	NR/AA/NR	538,118
525,000	4.000%, 10/15/24	NR/AA/NR	557,697

	Utah State Charter School Finance Authority Providence Hall Elementary School (School Board Guaranty Program)
1,000,000	5.250%, 10/15/28 Series 2013A	NR/AA/NR	1,127,810
1,000,000	5.000%, 10/15/33 Series 2013A	NR/AA/NR	1,112,090

	Utah State Charter School Finance Authority Quest Academy
500,000	5.000%, 04/15/37	NR/AA/NR	576,630

	Utah State Charter School Finance Authority Utah Charter Academies
500,000	5.000%, 10/15/25 Series 2018	NR/AA/NR	590,175
500,000	5.000%, 10/15/27 Series 2018	NR/AA/NR	611,790
475,000	5.000%, 10/15/28 Series 2018	NR/AA/NR	578,921

	Utah State Charter School Finance Authority Venture Academy
675,000	4.000%, 10/15/24	NR/AA/NR	720,097
855,000	5.000%, 10/15/29	NR/AA/NR	976,572
1,095,000	5.000%, 10/15/34	NR/AA/NR	1,232,981
1,095,000	5.000%, 10/15/38	NR/AA/NR	1,226,707

	Utah State Charter School Finance Authority Voyage Academy
1,225,000	5.000%, 03/15/27 144A	NR/NR/NR*	1,227,854
2,440,000	5.500%, 03/15/37 144A	NR/NR/NR*	2,444,270
4,785,000	5.600%, 03/15/47 144A	NR/NR/NR*	4,792,800

	Utah State Charter School Finance Authority Wasatch Peak Academy Project (School Board Guaranty Program)
740,000	5.000%, 10/15/29	NR/AA/NR	809,693
700,000	5.000%, 10/15/36	NR/AA/NR	759,885

	Total Charter Schools		36,426,953

	Electric (4.9%)

	Consolidated Wyoming Municipalities Electric Facilities Improvement Lease, Gillette
1,000,000	5.000%, 06/01/31	A1/A+/NR	1,135,880

	Heber Light & Power Co., Utah Electric Revenue Refunding
500,000	4.000%, 12/15/36 Series 2019 AGMC Insured	A2/AA/AA-	566,520
645,000	4.000%, 12/15/38 Series 2019 AGMC Insured	A2/AA/AA-	725,315

	Jacksonville Electric Authority, Florida Electric System Revenue
35,000	4.500%, 10/01/32 Series Three 2012A	A2/A+/NR	36,294

	Lehi, Utah Electric Utility Revenue
520,000	5.000%, 06/01/29	NR/A+/NR	647,020
850,000	5.000%, 06/01/31	NR/A+/NR	1,047,778

	Lower Colorado River Authority, Texas Revenue Refunding
1,000,000	5.000%, 05/15/36 Series 2020†††	NR/A/AA-	1,254,360

	Lower Colorado River Authority, Texas Transmission Contract Revenue
1,000,000	5.000%, 05/15/30	NR/A/A+	1,166,320

	San Antonio, Texas Electric & Gas Revenue System
1,250,000	4.000%, 02/01/33	Aa1/AA/AA+	1,395,900

	Southeast Alaska Power Agency Electric Refunding & Improvement
1,170,000	5.250%, 06/01/30	NR/A/NR	1,363,483

	St. George, Utah Electric Revenue
1,620,000	4.000%, 06/01/32 AGMC Insured	A2/AA/NR	1,806,316

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
750,000	5.000%, 09/01/24 Series A	NR/A/AA-	875,250
445,000	5.000%, 09/01/25 Series A	NR/A/AA-	532,060
375,000	5.000%, 09/01/30 Series 2017B	NR/A/AA-	461,156

	Utah Associated Municipal Power System Revenue, Veyo Heat Recovery Project
795,000	5.000%, 03/01/30	NR/A/AA-	921,755
905,000	5.000%, 03/01/32	NR/A/AA-	1,044,053
745,000	5.000%, 03/01/34	NR/A/AA-	858,516

	Utah State Municipal Power Agency Power Supply System Revenue
330,000	5.000%, 07/01/23	NR/A+/AA-	372,600
3,000,000	5.000%, 07/01/38 Series B	NR/A+/AA-	3,512,220

	Wyoming Municipal Power Agency Power Supply System Revenue
665,000	5.000%, 01/01/27 Series A BAMI Insured	A2/AA/NR	814,858

	Total Electric		20,537,654

	Healthcare(3.9%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
750,000	5.000%, 04/01/30	A2/A/NR	845,303

	Harris County, Texas Health Facilities Development Corp., Christus Health
540,000	4.750%, 07/01/30 AGMC Insured	A1/AA/NR	547,511

	Miami-Dade County, Florida Public Facilities, Jackson Health System
1,000,000	5.000%, 06/01/29 Series A	Aa3/A+/AA-	1,169,310

	Murray City, Utah Hospital Revenue, IHC Health Services, Inc. VRDN
2,480,000	1.620%, 05/15/36	Aa1/AA+/NR	2,480,000
8,460,000	1.570%, 05/15/37	Aa1/AA+/NR	8,460,000

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
1,205,000	5.000%, 05/15/25	Aa1/AA+/NR	1,267,359
880,000	5.000%, 05/15/28	Aa1/AA+/NR	924,678
500,000	5.000%, 05/15/29	Aa1/AA+/NR	525,245

	Total Healthcare		16,219,406

	Higher Education (7.6%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A2/NR/NR	1,094,660

	Salt Lake County, Utah Westminster College Project
720,000	5.000%, 10/01/20	NR/BBB/NR	737,971
555,000	5.000%, 10/01/21	NR/BBB/NR	586,041
790,000	5.000%, 10/01/22	NR/BBB/NR	857,782
1,970,000	5.000%, 10/01/25	NR/BBB/NR	2,262,624
955,000	5.000%, 10/01/28	NR/BBB/NR	1,083,046
1,845,000	5.000%, 10/01/29	NR/BBB/NR	2,146,436
1,005,000	5.000%, 10/01/29	NR/BBB/NR	1,134,886
1,055,000	5.000%, 10/01/30	NR/BBB/NR	1,186,717

	South Dakota Board of Regents, Housing & Auxiliary Facilities System
500,000	5.000%, 04/01/28	Aa3/NR/NR	606,205

	University of South Florida Financing Corp., Florida COP Refunding Master Lease Program
1,000,000	5.000%, 07/01/31 Series A	A1/A+/NR	1,166,920

	Utah State Board of Regents, Dixie State University
1,800,000	5.000%, 06/01/30 AGMC Insured	NR/AA/NR	2,114,640
660,000	5.000%, 06/01/35 Series B AGMC Insured	NR/AA/NR	803,200
690,000	5.000%, 06/01/36 Series B AGMC Insured	NR/AA/NR	837,619

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	411,095
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	426,118
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	451,256
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	120,332

	Utah State Board of Regents, Student Building Fee, Salt Lake Community College
1,295,000	5.000%, 03/01/26 Series 2018	NR/AA/NR	1,533,125
1,000,000	5.000%, 03/01/27 Series 2018	NR/AA/NR	1,179,500

	Utah State Board of Regents, Student Facilities System Revenue, Weber State University
750,000	5.000%, 04/01/29 AGMC Insured	NR/AA/NR	971,415
200,000	5.000%, 04/01/30 AGMC Insured	NR/AA/NR	262,886

	Utah State Board of Regents, University of Utah
500,000	5.000%, 08/01/29 Series A	Aa1/AA+/NR	626,435
480,000	5.000%, 08/01/33 Series A	Aa1/AA+/NR	565,099
600,000	5.000%, 08/01/35 Series A	Aa1/AA+/NR	703,548
500,000	4.000%, 08/01/36 Series A	Aa1/AA+/NR	549,515
650,000	4.000%, 08/01/37 Series A	Aa1/AA+/NR	748,306
1,000,000	5.000%, 08/01/35 Series B-1	Aa1/AA+/NR	1,199,730
1,500,000	5.000%, 08/01/36 Series B-1	Aa1/AA+/NR	1,795,605

	Utah State Board of Regents, Utah State University
1,105,000	4.000%, 12/01/30 Series B	NR/AA/NR	1,240,042

	Washington State Higher Education Facilities Authority Revenue, Whitman College Project
2,070,000	5.000%, 01/01/32	Aa3/NR/NR	2,426,123

	Total Higher Education		31,828,877

	Housing (2.1%)

	King County, Washington Housing Authority Pooled Refunding
2,060,000	4.000%, 11/01/34 Series 2019	NR/AA/NR	2,358,576
910,000	4.000%, 11/01/36 Series 2019	NR/AAA/NR	1,045,545

	North Dakota Housing Finance Agency, Home Mortgage Finance Program
400,000	3.000%, 07/01/27 Series A	Aa1/NR/NR	432,432

	Utah Housing Corporation Single Family Mortgage
35,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	35,050
170,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	170,207
60,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	60,407
100,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	101,314
2,010,000	3.850%, 01/01/31 AMT Series D Class III FHA Insured	Aa3/AA-/AA-	2,123,826
905,000	4.000%, 01/01/36 Series D FHA Insured	Aa3/AA-/AA-	971,128

	Wyoming Community Development Authority Housing Revenue
820,000	2.550%, 12/01/23 Series 1	Aa1/AA+/NR	854,891
500,000	3.000%, 12/01/27 Series 1	Aa1/AA+/NR	537,750
150,000	2.450%, 06/01/26 Series 5	Aa1/AA+/NR	156,038

	Total Housing		8,847,164

	Local Public Property (12.9%)

	Bluffdale, Utah Local Building Authority Lease Revenue
1,215,000	4.000%, 03/01/35	A1/NR/NR	1,329,028

	Brigham, Utah Special Assessment Voluntary Assessment Area
766,000	5.250%, 08/01/23	A1/NR/NR	768,283

	CIVICVentures, Alaska Revenue Refunding, Anchorage Convention Center
1,000,000	5.000%, 09/01/28	NR/A+/AA-	1,165,790
1,000,000	5.000%, 09/01/29	NR/A+/AA-	1,161,630
1,000,000	5.000%, 09/01/30	NR/A+/AA-	1,157,360

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
490,000	5.000%, 02/01/21 Series A	NR/NR/NR*	490,995

	Downtown Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	5.000%, 09/01/30 BAMI Insured	NR/AA/NR	1,183,670

	Eagle Mountain, Utah Special Assessment Area
320,000	5.250%, 05/01/28 Series 2013	NR/A+/NR	353,082

	Harris County, Texas Sports Refunding Senior Lien
500,000	5.000%, 11/15/30 Series A	A2/A-/NR	572,535

	Hillsborough County, Florida Capital Improvement Non-Ad Valorem Revenue Bonds
1,000,000	4.000%, 08/01/35	Aa1/AAA/Aa+	1,160,320

	Houston, Texas Hotel Occupancy Tax and Special Revenue
1,000,000	5.000%, 09/01/31	A2/A/NR	1,142,790

	Jacksonville, Florida Special Revenue and Refunding Bonds
1,015,000	5.250%, 10/01/32 Series A	A3/AA/AA-	1,149,508

	Mesquite, Nevada New Special Improvement District
70,000	5.400%, 08/01/20	NR/NR/NR*	70,116
240,000	5.500%, 08/01/25	NR/NR/NR*	240,252

	Midvale, Utah Redevelopment Agency Tax Increment & Sales Tax Revenue Refunding
750,000	5.000%, 05/01/28	NR/AA+/NR	921,360
1,230,000	5.000%, 05/01/31	NR/AA+/AA	1,512,851
1,000,000	5.000%, 05/01/32	NR/AA+/NR	1,204,210

	Old Spanish Trail/Almeda Corridors Redevelopment Authority, Texas Tax Increment Contract Revenue
1,000,000	4.000%, 09/01/35 BAMI Insured	NR/AA/NR	1,130,010

	Orange County, Florida Tourist Development Tax Revenue Refunding
1,000,000	5.000%, 10/01/30	Aa2/AA-/AA	1,184,780

	Saint George Place, Texas Redevelopment Authority Tax Increment Contract
605,000	4.000%, 09/01/30 AGMC Insured	A2/AA/NR	662,251

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,026,654
600,000	5.000%, 04/15/32 Series A	Aa1/NR/NR	729,636
395,000	4.000%, 04/15/32 Series A	Aa1/NR/NR	442,191
425,000	4.000%, 04/15/34 Series A	Aa1/NR/NR	471,193
1,075,000	5.000%, 04/15/35 Series A	Aa1/NR/NR	1,302,438
460,000	4.000%, 04/15/36 Series A	Aa1/NR/NR	507,831

	Salt Lake City, Utah Mosquito Abatement District Local Building Authority Lease Revenue
730,000	5.000%, 02/15/29	Aa3/NR/NR	899,652
810,000	5.000%, 02/15/31	Aa3/NR/NR	989,569

	South Jordan, Utah Special Assessment (Daybreak Assessment Area No. 1)
1,205,000	4.000%, 11/01/27	NR/AA+/NR	1,379,653
1,525,000	4.000%, 11/01/28	NR/AA+/NR	1,733,468
1,315,000	4.000%, 11/01/30	NR/AA+/NR	1,477,192

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/AA/AA-	561,975

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	A1/A/A+	554,680

	Tooele County, Utah Municipal Building Authority Lease Revenue Cross-Over
850,000	4.000%, 12/15/28	NR/AA-/NR	986,068
885,000	4.000%, 12/15/29	NR/AA-/NR	1,019,458
920,000	4.000%, 12/15/30	NR/AA-/NR	1,049,288

	Unified Utah Fire Service Area Local Building Authority Lease Revenue
2,350,000	4.000%, 04/01/32	Aa2/NR/NR	2,601,521

	Washington County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 10/01/32	Aa3/NR/NR	591,075
500,000	5.000%, 10/01/37	Aa3/NR/NR	584,350

	Weber County, Utah Special Assessment Summit Mountain Area
1,570,000	5.500%, 01/15/28	NR/AA/NR	1,766,344
4,075,000	5.750%, 01/15/33	NR/AA/NR	4,601,857

	West Jordan, Utah Municipal Building Authority Lease Revenue
1,000,000	5.000%, 10/01/29	Aa3/NR/NR	1,200,640
1,000,000	5.000%, 10/01/34	Aa3/NR/NR	1,182,320

	West Palm Beach, Florida Community Redevelopment Agency Tax Increment Revenue Refunding
1,500,000	5.250%, 03/01/31	NR/A/AA-	1,780,590

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
900,000	4.000%, 02/01/33 AGMC Insured	NR/AA/AA-	994,176
1,000,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	1,194,560
300,000	5.000%, 02/01/34 AGMC Insured	NR/AA/AA-	372,000
810,000	4.000%, 02/01/38 AGMC Insured	NR/AA/AA-	885,136

	West Valley City, Utah Redevelopment Agency Revenue Refunding
1,885,000	5.000%, 11/01/36	NR/AA/NR	2,245,789

	Total Local Public Property		53,692,125

	Public Schools (1.6%)

	Alpine, Utah Local Building Authority School District Lease Revenue
985,000	4.000%, 03/15/28	Aa1/NR/NR	1,140,443

	Grand City, Utah Local Building Authority School District Lease Revenue
1,665,000	5.000%, 12/15/34 AGMC Insured	A1/AA/NR	1,931,250

	Ogden City, Utah Municipal Building Authority School District Lease Revenue
1,125,000	5.000%, 01/15/30	A1/NR/NR	1,388,835
1,315,000	5.000%, 01/15/31	A1/NR/NR	1,479,730

	Uintah County, Utah School District Municipal Building Authority Lease Revenue Refunding
856,000	2.000%, 08/01/22	NR/NR/NR*	856,462

	Total Public Schools		6,796,720

	Sales Tax (9.6%)

	Central Puget Sound, Washington Regional Transit Authority Sales & Use Tax Improvement & Refunding
1,000,000	5.000%, 11/01/31	Aa1/AAA/NR	1,194,660

	Cottonwood Heights, Utah Sales Tax Revenue
2,000,000	5.000%, 07/01/32 Series 2014	NR/AA+/NR	2,295,780

	Herriman City, Utah Sales & Franchise Tax Revenue Refunding
2,040,000	4.000%, 08/01/25 Series B	NR/AA+/NR	2,209,320
2,135,000	4.000%, 08/01/30 Series B	NR/AA+/NR	2,384,902
1,515,000	5.000%, 08/01/33 Series B	NR/AA+/NR	1,778,292

	Lehi, Utah Sales Tax Revenue
1,220,000	4.000%, 06/01/35 Series 2019	NR/AA+/NR	1,399,584

	Miami-Dade County, Florida Transit System Sales Surtax Revenue
1,000,000	5.000%, 07/01/34	A1/AA/AA	1,165,060

	Ogden City, Utah Franchise Tax Revenue
1,625,000	3.000%, 01/15/31	NR/AA/NR	1,787,256

	Reno, Nevada Sales Tax Revenue, First Lien, ReTRAC-Reno Transportation Rail Access Corridor Project
500,000	5.000%, 06/01/26	A3/NR/NR	600,730

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	4.000%, 06/01/30	NR/AA+/AAA	835,793

	Salt Lake County, Utah Sales & Excise Tax Revenue Refunding
525,000	4.000%, 04/01/21 Series A	Aa1/AAA/NR	543,890

	Salt Lake County, Utah Sales Tax Revenue
2,000,000	5.000%, 02/01/24 Series A	NR/AAA/AAA	2,161,420
1,655,000	4.000%, 02/01/34 Series B	NR/AAA/AAA	1,868,429

	South Jordan, Utah Redevelopment Agency Subordinated Sales Tax & Tax Increment Revenue
1,000,000	5.000%, 04/01/29	NR/AA/AAA	1,176,510

	Summit County, Utah Transportation Sales Tax Revenue
1,450,000	4.000%, 12/15/29 Series 2018	NR/AA/NR	1,653,928

	Utah Transit Authority Sales Tax Revenue
2,950,000	4.000%, 12/15/34 Series A	Aa2/AA/AA	3,438,048
3,440,000	4.000%, 12/15/37 Series A	Aa2/AA/AA	3,961,504
1,560,000	5.000%, 06/15/37 Series A	NR/NR/NR*	1,803,126
3,580,000	4.000%, 12/15/38 Series A	Aa2/AA/AA	4,110,484

	Utah Transit Authority Sales Tax Revenue Subordinated
1,000,000	5.000%, 12/15/32	A1/A+/AA	1,236,600

	Utah Transit Authority Sales Tax Revenue Subordinated, Capital Appreciation
1,000,000	zero coupon, 12/15/32	A1/A+/AA	690,450

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
3,500,000	zero coupon, 07/15/35	NR/AA+/NR	1,865,080

	Total Sales Tax		40,160,846

	State Agency (2.2%)

	Utah Infrastructure Agency Layton City Telecommunications & Franchise Tax
500,000	5.000%, 10/15/30 Series 2018	NR/A+/NR	622,495

	Utah Infrastructure Agency Telecommunications & Franchise Tax, Payson City
485,000	5.000%, 10/01/29 Series 2019	NR/A+/NR	605,416
640,000	4.000%, 10/01/34 Series 2019	NR/A+/NR	728,045

	Utah Infrastructure Agency Telecommunications Revenue & Refunding Bonds
1,660,000	3.000%, 10/15/20 Series A	NR/NR/BBB-	1,675,521
610,000	5.000%, 10/15/21 Series A	NR/NR/BBB-	643,757
640,000	5.000%, 10/15/22 Series A	NR/NR/BBB-	694,579
750,000	4.000%, 10/15/22 Series A	NR/NR/BBB-	793,710

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,162,630
905,000	4.000%, 05/15/29	Aa1/AA+/NR	1,068,805
940,000	4.000%, 05/15/30	Aa1/AA+/NR	1,100,054

	Total State Agency		9,095,012

	Transportation (1.1%)

	Clark County, Nevada Highway Improvement Revenue Indexed Fuel Tax & Subordinate Motor Vehicle Fuel Tax
2,000,000	5.000%, 07/01/31	Aa3/AA-/NR	2,352,160
500,000	5.000%, 07/01/36	Aa3/AA-/NR	604,870

	Salt Lake County, Utah Excise Tax Road Revenue
1,000,000	4.000%, 08/15/31 Series 2017	NR/AAA/AAA	1,150,480

	Utah Transit Authority Sales Tax & Transportation Revenue
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AA/AA	260,766

	Total Transportation		4,368,276

	Water and Sewer (6.4%)

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA/AA+	1,187,044

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA/NR	1,060,710

	Eagle Mountain, Utah Water & Sewer Revenue Refunding
420,000	4.000%, 11/15/24 Series A BAMI Insured	NR/AA/NR	473,920

	El Paso, Texas Water & Sewer Revenue Refunding
1,000,000	4.500%, 03/01/31 Series C	NR/AA+/AA+	1,136,020

	Florida State Governmental Utility Authority Refunding Revenue Bonds (Lehigh Utility System)
500,000	5.000%, 10/01/31 Series 2014 AGMC Insured	A1/AA/NR	577,960

	Hooper, Utah Water Improvement District Revenue Refunding
1,000,000	4.000%, 06/15/34 Series 2019	NR/AA-/NR	1,142,470
220,000	4.000%, 06/15/39 Series 2019	NR/AA-/NR	246,763

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/26 Series B	NR/AA+/AA+	1,242,090
1,000,000	4.000%, 10/01/32 Series B	NR/AA+/AA+	1,140,510

	Jordanelle, Utah Special Service District
253,000	5.600%, 11/15/20	NR/NR/NR*	253,357
268,000	5.700%, 11/15/21	NR/NR/NR*	268,423
283,000	5.800%, 11/15/22	NR/NR/NR*	283,498
299,000	6.000%, 11/15/23	NR/NR/NR*	299,685

	Lakewood, WA Water District
750,000	4.000%, 12/01/37 AMT	NR/AA-/NR	823,298

	Miami-Dade County, Florida Water and Sewer Revenue System
1,000,000	5.000%, 10/01/26	Aa3/AA-/A+	1,199,320

	Ogden City, Utah Sewer & Water Revenue Bonds
1,160,000	5.250%, 06/15/30 Series B	Aa3/AA-/NR	1,305,522

	Ogden City, Utah Storm Drain Revenue Bonds
500,000	5.250%, 06/15/28	NR/AA/NR	566,515

	Okaloosa County, Florida Water and Sewer Revenue
1,000,000	5.000%, 07/01/30	Aa3/NR/AA	1,182,220

	Salt Lake City, Utah Public Utilities Revenue
1,000,000	5.000%, 02/01/32	Aa1/AAA/NR	1,195,560
1,400,000	5.000%, 02/01/33	Aa1/AAA/NR	1,667,134
1,000,000	5.000%, 02/01/35	Aa1/AAA/NR	1,186,630

	San Jacinto, Texas River Authority Woodlands Waste Disposal
1,000,000	5.000%, 10/01/30 BAMI Insured	NR/AA/NR	1,125,690

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA+	1,550,099

	Texas Water Development Board
1,000,000	5.000%, 10/15/28 Series 2018 A	NR/AAA/AAA	1,271,150

	Utah Water Finance Agency Revenue
1,000,000	4.000%, 03/01/34	NR/AA/AA	1,154,220
1,000,000	5.000%, 03/01/35	NR/AA/AA	1,208,640

	Weber Basin, Utah Water Conservancy District Refunding
915,000	4.000%, 10/01/31 Series A	NR/AA+/AAA	989,261

	West Harris County, Texas Regional Water Authority
815,000	5.000%, 12/15/26 Series A	A1/AA-/A+	981,904

	Total Water and Sewer		26,719,613

	Total Revenue Bonds		279,749,522

	Pre-Refunded Bonds (19.2%)††

	Pre-Refunded General Obligation Bonds (2.2%)

	City and County(1.4%)

	Clark County, Nevada, Refunding
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,000,000

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,777,636

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,115,600

	Total City and County		5,893,236

	Public Schools (0.8%)

	Granite School District, Utah, Salt Lake County School Building (School Board Guaranty Program)
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,055,320

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa3/AA/NR	2,109,180

	Total Public Schools		3,164,500

	Total Pre-Refunded General Obligation Bonds		9,057,736

	Pre-Refunded Revenue Bonds (17.0%)

	Airport (0.4%)

	Clark County, Nevada Passenger Facilities Charge Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	Aa3/A+/NR	1,500,000

	Charter Schools (0.2%)

	Utah State Charter School Finance Authority DaVinci Academy, Refunding & Improvement
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,063,590

	Electric (3.1%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	Aa3/A+/AA-	1,000,000

	Eagle Mountain, Utah Gas & Electric
325,000	5.000%, 06/01/24 AGMC Insured	NR/AA/NR	342,742

	Jacksonville Electric Authority, Florida Electric System Revenue
465,000	4.500%, 10/01/32 Series Three 2012A	NR/NR/NR*	484,539

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
1,005,000	5.000%, 09/01/32 Series A	NR/A/NR	1,104,987

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/AA-	2,131,140
1,000,000	5.000%, 04/01/25	NR/A-/AA-	1,065,570
6,375,000	5.000%, 04/01/26	NR/A-/AA-	6,793,009

	Total Electric		12,921,987

	Healthcare (0.3%)

	Harris County, Texas Health Facilities Development Corp., Christus Health
260,000	4.750%, 07/01/30 AGMC Insured	A1/NR/NR	264,654

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Baylor Healthcare System
930,000	5.250%, 08/15/25	NR/NR/NR*	953,231
70,000	5.250%, 08/15/25	NR/NR/NR*	71,771

	Total Healthcare		1,289,656

	Higher Education (1.8%)

	Utah State Board of Regents, University of Utah Hospital Revenue
1,245,000	5.000%, 08/01/31	Aa2/AA/NR	1,272,726

	Utah State Board of Regents, Utah Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,331,253

	Utah State University Student Building Fee
1,285,000	5.000%, 12/01/29 Series B	NR/AA/NR	1,454,620
1,355,000	5.000%, 12/01/30 Series B	NR/AA/NR	1,533,860

	Total Higher Education		7,592,459

	Local Public Property (0.6%)

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/NR/NR*	1,058,167
1,150,000	5.000%, 11/01/25	NR/NR/NR*	1,164,962
245,000	5.000%, 11/01/29	NR/NR/NR*	248,187

	Total Local Public Property		2,471,316

	Sales Tax (0.3%)

	Riverton City, Utah Franchise & Sales Tax Revenue
1,000,000	5.250%, 12/01/36	NR/AA+/AAA	1,138,550

	State Agency (1.9%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,970,000	5.250%, 10/15/30	A2/NR/NR	2,414,452
1,000,000	5.000%, 10/15/33	A2/NR/NR	1,144,120
1,630,000	5.250%, 10/15/38	A2/NR/NR	1,879,977
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/NR/NR	1,077,660
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/NR/NR	1,583,059

	Total State Agency		8,099,268

	Transportation (2.7%)

	Utah Transit Authority Sales Tax Revenue
1,000,000	5.000%, 06/15/32	A1/A+/AA	1,094,270

	Utah Transit Authority Sales Tax Revenue Refunding
3,440,000	5.000%, 06/15/37 Series A	A1/A+/AA	4,107,566

	Utah Transit Authority Sales Tax Revenue Subordinated
5,000,000	5.000%, 06/15/34 Series A	A1/A+/AA	5,999,450

	Total Transportation		11,201,286

	Water and Sewer (5.7%)

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA/AA	1,006,390
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA/AA	4,025,560

	Jordan Valley, Utah Water Conservancy District Revenue
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/NR	6,285,240

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	Aa3/AA-/AA-	1,459,150

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA/NR	1,544,025
1,000,000	5.000%, 10/01/31 Series A	Aa3/AA-/A+	1,105,420

	Mountain Regional Water Special Service District, Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA/AA-	3,222,660

	North Slope Borough, Alaska Service Area 10 Water & Wastewater Facilities
1,000,000	5.250%, 06/30/27	NR/NR/NR*	1,057,360
1,000,000	5.250%, 06/30/28	NR/NR/NR*	1,057,360
985,000	5.250%, 06/30/34	NR/NR/NR*	1,041,500

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue
1,100,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,205,556

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA/NR	944,982

	Total Water and Sewer		23,955,203

	Total Pre-Refunded Revenue Bonds		71,233,315

	Total Pre-Refunded Bonds		80,291,051

	Total Municipal Bonds (cost $385,942,870)		406,952,797

Shares	Short-Term Investment (1.9%)
7,868,551	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.49%** (cost $7,868,551)	Aaa-mf/AAAm/NR	7,868,551

	Total Investments (cost $393,811,421-note b)	99.3%	414,821,348
	Other assets less liabilities	0.7	3,022,399
	Net Assets	100.0%	$417,843,747

		Percent of
	Portfolio Distribution By Quality Rating	Investments†
	Aaa of Moody's or AAA of S&P and Fitch	8.6%
	Pre-Refunded bonds††	19.7
	Aa of Moody's or AA of S&P and Fitch	50.7
	A of Moody's or S&P and Fitch	13.1
	BBB of S&P and Fitch	3.4
	Not Rated*	4.5
		100.0%

PORTFOLIO ABBREVIATIONS
AGMC -	Assured Guaranty Municipal Corp.
AMBAC -	American Municipal Bond Assurance Corp.
AMT -	Alternative Minimum Tax
BAMI -	Build America Mutual Insurance
COP -	Certificates of Participation
FHA -	Federal Housing Administration
IHC -	Intermountain Health Care
NR -	Not Rated
PSF -	Permanent School Fund
VRDN -	Variable Rate Demand Note

*

Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

**	The rate is an annualized seven-day yield at period end.

Note: 144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

†††	Security purchased on a delayed delivery or when-issued basis.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND FOR UTAH

NOTES TO FINANCIAL STATEMENTS

December 31, 2019

(unaudited)

(a)

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)

At December 31, 2019, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $393,811,421 amounted to $21,009,927, which consisted of aggregate gross unrealized appreciation of $21,031,716 and aggregate gross unrealized depreciation of $21,789.

(c)

Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of December 31, 2019:

Valuation Inputs+	Investments in Securities
Level 1 – Quoted Prices- Short-Term Investment	$7,868,551
Level 2 – Other Significant Observable Inputs- Municipal Bonds	406,952,797
Level 3 – Significant Unobservable Inputs	—
Total	$414,821,348
+ See schedule of investments for a detailed listing of securities.